Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Fair Value Measurements, Topic 820 of the FASB Accounting Standards Codification, established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below. As required, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
Basis of Fair Value Measurement
Level 1 - Valuation models utilize inputs based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2 - Valuation models utilize various inputs that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, other observable inputs for the asset or liability and market-corroborated inputs, (i.e., inputs that are derived principally from or corroborated by observable market data by correlation or other means).
Level 3 - Valuation models utilize inputs that are unobservable and significant to the fair value measurement.
The methods used to measure fair value may produce an amount that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although Plan management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The Plan’s policy is to recognize significant transfers between levels of the fair value hierarchy at the actual date of the event. During the year ended December 31, 2025, the Plan had no transfers in or out of Levels 1, 2, or 3.
The following tables set forth, by level within the fair value measurements hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024. As required, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. In accordance with GAAP, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value measurements hierarchy. The fair value amounts presented in the following tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

		Fair Value Measurements at December 31, 2025
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$142,728,000	$142,728,000	$—	$—
NiSource Stock Fund:
NiSource Inc. common stock	237,993,144	237,993,144	—	—
Money market government portfolio	2,393,701	2,393,701	—	—
Money market fund	69,805,046	69,805,046	—	—
Total investments in the fair value hierarchy	$452,919,891	$452,919,891	$—	$—
Investments at net asset value:
Common collective trusts	1,861,797,911
Total	$2,314,717,802

		Fair Value Measurements at December 31, 2024
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$349,785,674	$349,785,674	$—	$—
NiSource Stock Fund:
NiSource Inc. common stock	221,265,715	221,265,715	—	—
Money market government portfolio	2,103,703	2,103,703	—	—
Money market fund	77,421,990	77,421,990	—	—
Total investments in the fair value hierarchy	$650,577,082	$650,577,082	$—	$—
Investments at net asset value:
Common collective trusts	1,344,531,873
Total	$1,995,108,955
Asset Valuation Techniques
Level 1 Measurements - Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
The NiSource Stock Fund is tracked on a unitized basis and includes NiSource Inc. common stock and a money market fund. The value of a unit reflects the combined fair value of NiSource Inc. common stock, valued at its quoted market price, and the short-term investment fund. Redemptions are available on a daily basis without notice, but are subject to the availability of sufficient short-term investments used for liquidity. Both the money market fund within the NiSource Stock Fund and the separate money market fund are valued at cost, which approximates fair value since the cost is based on quoted prices in active markets for identical assets as of the measurement date.
Measurements Using Net Asset Value as a Practical Expedient - The Plan’s common collective trust investments are presented at fair value using the net asset value practical expedient in the statements of net assets available for benefits at both December 31, 2025 and 2024. The net asset value is based on the fair values of the underlying investments held by the common collective trust less its liabilities. The practical expedient is not used when it is determined to be probable that the trust will sell the investment for an amount different than the reported net asset value. The common collective trusts are direct filing entities (DFEs) and file a Form 5500 annual report with the U.S. Department of Labor. The Plan is not required to disclose the significant investment strategies of DFE investments. Redemptions are available on a daily basis upon one day’s notice.